Dividends on ordinary shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share buyback | Maximum | Future commitments
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, equity	£ 1,000
Ordinary shares
Disclosure of classes of share capital [line items]
Interim dividends, per share (in GBP per share)		£ 0.059	£ 0.030	£ 0.056
Number of shares comprising, one american depository share (in shares)		4
Qualifying American depository shares
Disclosure of classes of share capital [line items]
Interim dividends, per share (in GBP per share)		£ 0.236